DISTRIBUTION OF INCOME (Detail Textuals) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended
	Nov. 29, 2012 USD ($)	Jan. 16, 2012 USD ($) Installment	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Distribution Of Income [Abstract]
Staff welfare and bonus percentage of net income							10.00%
Maximum percentage of reserve created on registered capital							50.00%
Reserves made by Group and its subsidiaries			$ 0.80				$ 0.80		$ 2.60	5.03		16.20
Remaining reserve to fullfill specified capital requirement			$ 6.0				$ 6.0			36.5
Cash dividend declared (in dollars)	$ 0.12	$ 0.14							$ 0.14
Dividends distributed in cash (in dollars)			$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.12	$ 0.18	$ 0.14
Number of installments for dividend payment		2
Special dividend declared (in dollars)	$ 0.04